Consolidated Statements of Cash Flows (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from (used in) operating activities [abstract]
Total adjustments to reconcile profit (loss)	$ 67,047	$ 24,146	$ 89,465
Income and expenses not associated with cash flows:
Depreciation and amortization	42,267	20,500	15,867
Interest income from deposits	(1,669)	0	0
Fair value changes of financial assets measured at fair value throughprofit or loss	(2,953)	(3,145)	660
Share-based payment	8,673	3,980	2,253
Deferred taxes	4,882	3,272	(15,482)
Finance Expenses In Respect Of Lease Liability	1,964	1,243	1,087
Exchange differences and others	(836)	3,019	338
Amortization of deferred costs in respect of projects	31	230	819
Interest incomes from loans to investees	(1,130)	(1,465)	(657)
Share of profits (loss) of equity accounted investees	306	189	(26)
Total of income and expense not associated with cash flow	80,749	33,980	84,918
Changes In Assets And Liabilities Items
Change in other receivables	(4,930)	340	(5,100)
Change in trade receivables	(23,355)	(6,944)	4,800
Change in other payables	13,799	(4,624)	5,121
Change in trade payables	784	1,175	(274)
Change in provisions for employees benefits	0	219	0
Total change in assets and liabilities	(13,702)	(9,834)	4,547
Annex B - Acquisition of Newly Consolidated Companies
Working capital (except for cash and cash equivalents)	139	(42,304)	245
Restricted cash	0	0	174
Financial liabilities through profit or loss	0	(86,768)	0
Fixed assets	1,364	121,359	16,390
Intangible assets	41,437	164,765	15,998
Deferred Costs In Respect Of Projects	15,741	104,346	0
Deferred Borrowing Costs	0	5,738	293
Deferred taxes	0	115	122
Investment in investee	0	(39,803)	(7,251)
Right-of-use asset and lease liability, net	0	(633)	0
Loan to investee	(1,719)	(24,512)	(17,309)
Loan from non-controlling interests	0	(23,551)	0
Non-controlling interests	0	(22,256)	(108)
Total consideration which was paid, after deducting cash in consolidated companies	56,962	156,496	8,554
Finance expenses in respect of debentures
Income and expenses not associated with cash flows:
Finance expenses	0	0	559
Finance expenses in respect of project finance loans
Income and expenses not associated with cash flows:
Finance expenses	52,309	27,699	25,885
Finance expenses in respect of prepayment of loans
Income and expenses not associated with cash flows:
Finance expenses	0	0	67,594
Finance expenses in respect of loans from non-controlling interests
Income and expenses not associated with cash flows:
Finance expenses	1,381	1,158	1,540
Finance expenses (income) in respect of contingent consideration
Income and expenses not associated with cash flows:
Finance expenses (income)	(8,387)	2,231	0
Finance expenses in respect of lease liability
Income and expenses not associated with cash flows:
Finance expenses	1,964	1,243	1,087
Finance income in respect of contract asset
Income and expenses not associated with cash flows:
Finance income	(17,189)	(24,310)	(16,176)
Finance expenses (income) in respect of forward transaction
Income and expenses not associated with cash flows:
Finance expenses (income)	1,100	$ (621)	$ 657
UNITED STATES
Annex B - Acquisition of Newly Consolidated Companies
Payment For Development Of Project	$ 12,500